Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Asset Retirement Obligation

The following is a reconciliation of our beginning and ending asset retirement obligation balances for 2022 and 2021

(in thousands):

	2022	2021
Balance, beginning of the year	$690	$652
Additional obligations recognized in the current year	168
Accretion expense	75	38
Balance, end of year	$933	$690